EQUITY (Details)				1 Months Ended		3 Months Ended								12 Months Ended
	Oct. 01, 2014 USD ($)	Nov. 04, 2013	Nov. 04, 2013 USD ($)	Feb. 29, 2016 $ / shares	Jun. 30, 2009 shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) series $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Feb. 28, 2015 USD ($)	Jun. 04, 2014 USD ($)
EQUITY
Authorized shares of common stock | shares						300,000,000				300,000,000				300,000,000	300,000,000
Par value of common stock (in dollars per share) | $ / shares						$ 0.01				$ 0.01				$ 0.01	$ 0.01
Shares of common stock issued | shares						59,853,933				59,463,200				59,853,933	59,463,200
Shares of common stock outstanding | shares						57,500,000				57,100,000				57,500,000	57,100,000
Shares held as treasury stock | shares						2,363,324				2,363,324				2,363,324	2,363,324
Authorized shares of preferred stock | shares						25,000,000				25,000,000				25,000,000	25,000,000
Par value of preferred stock (in dollars per share) | $ / shares						$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, issued shares | shares						0				0				0	0
Preferred stock, outstanding shares | shares						0				0				0	0
Minimum number of series to issue preferred stock | series														1
Dividends declared per common share (in dollars per share) | $ / shares				$ 0.12		$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.48	$ 0.44	$ 0.33
Cash dividend paid						$ 6,900,000	$ 6,900,000	$ 6,900,000	$ 6,900,000	$ 6,300,000	$ 6,300,000	$ 6,300,000	$ 6,300,000	$ 27,586,000	$ 25,243,000	$ 18,934,000
Stockholder Rights Plan
Rights per common stock share declared as dividend | shares					1
Minimum percentage of common stock to be acquired before rights become exercisable					15.00%
Percentage of discount on prevailing market price of common stock					50.00%
Equity and Share Repurchase Program
Amount authorized under share repurchase program																	$ 25,000,000	$ 20,000,000
Remaining availability for future repurchases of common stock						25,000,000								25,000,000
Common stock repurchased															14,121,000
Stockholders' Equity Attributable to Noncontrolling Interest						33,418,000				36,305,000				$ 33,418,000	$ 36,305,000
Repurchase program August 2011 [Member]
Equity and Share Repurchase Program
Number of shares of common stock repurchased | shares														0	700,000
Common stock repurchased															$ 14,100,000
CLC
Equity and Share Repurchase Program
Premium upon exercise of share options to settle loan (as a percent)			20.00%
CLC | Convertible Debt [Member]
Equity and Share Repurchase Program
Convertible secured loan available, subject to certain conditions being met			$ 15,100,000
Convertible secured loan maturity period			5 years
CLC | VRI Europe Limited
Equity and Share Repurchase Program
Equity of VRIE issued as consideration for acquisition (as a percent)		24.50%	24.50%
Ownership interest ( as a percent)		75.50%	75.50%
Stockholders' Equity Attributable to Noncontrolling Interest						31,300,000				33,300,000				$ 31,300,000	33,300,000
Period from acquisition during which parties have agreed not to transfer their interests			5 years
HVO
Equity and Share Repurchase Program
Acquisition cost	$ 218,000,000
HVO | VRI Europe Limited
Equity and Share Repurchase Program
Stockholders' Equity Attributable to Noncontrolling Interest						$ 2,000,000				$ 3,000,000.00000				$ 2,000,000	$ 3,000,000.00000